Derivative Liability (Details Narrative)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2020 $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Stock price	$ 0.0329	$ 0.029	$ 0.0329
Conversion price	$ 0.00906	$ 0.01	$ 0.00906
Derivative liability, measurement input term	174 days		174 days
Expected Volatility [Member]
Derivative liability, measurement input	143	1.43	143
Risk Free Interest Rate [Member]
Derivative liability, measurement input	0.09	0.09	0.09
Minimum [Member]
Derivative liability, measurement input term		84 days
Minimum [Member] | Risk Free Interest Rate [Member]
Derivative liability, measurement input		0.03
Maximum [Member]
Derivative liability, measurement input term		336 days
Maximum [Member] | Risk Free Interest Rate [Member]
Derivative liability, measurement input		0.07